CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
As at December 31, 2021 and 2020, the undiscounted maturity analysis for the company’s lease obligations is as follows:

	2021
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$71	$192	$540	$803
Total lease liabilities	$71	$192	$540	$803

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$78	$209	$428	$715
Total lease liabilities	$78	$209	$428	$715
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt for the year ended December 31, 2021 and 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Total - December 31, 2021	$6	$17	$10	$33
Total - December 31, 2020	$5	$15	$12	$32